SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
Disclosure of detailed information about entity reportable segments, assets and liabilities [Table Text Block]
For the years ended December 31		Revenue	Cost of sales - direct	Cost of sales - depreciation	Cost of sales - other	Mine operating earnings	Net earnings and comprehensive earnings

Guanaceví	2025	$197.7	$102.8	$28.9	$26.9	$39.1	$28.3
	2024	147.3	82.9	19.5	20.7	24.2	13.5
Bolañitos (Note 24)	2025	74.2	44.1	10.2	0.9	19.0	12.9
	2024	70.3	41.6	10.4	0.5	17.8	19.1
Terronera	2025	84.5	67.9	12.9	2.2	1.5	(124.0)
	2024	-	-	-	-	-	(37.3)
Kolpa	2025	111.1	65.6	21.0	1.4	23.2	14.4
	2024	-	-	-	-	-	-
Exploration	2025	-	-	-	-	-	(19.7)
	2024	-	-	-	-	-	(12.3)
Corporate	2025	-	-	-	-	-	(31.0)
	2024	-	-	-	-	-	(14.5)
Consolidated	2025	$467.5	$280.4	$73.0	$31.4	$82.8	$(119.1)
	2024	$217.6	$124.5	$29.9	$21.2	$42.0	$(31.5)
Years ended December 31		Total assets	Total liabilities	Additions to fixed assets

Guanaceví	2025	$117.2	$55.7	$19.6
	2024	114.7	43.9	22.9
Bolañitos (Note 24)	2025	47.6	21.5	10.4
	2024	53.2	7.9	7.9
Terronera	2025	553.4	184.1	130.3
	2024	373.5	173.4	189.9
Kolpa	2025	236.5	77.2	25.6
	2024	-	-	-
Exploration	2025	91.1	2.0	4.4
	2024	86.6	1.3	1.6
Corporate	2025	189.9	316.1	0.4
	2024	91.2	8.3	-
Consolidated	2025	$1,235.7	$656.6	$190.7
	2024	719.2	234.8	222.3